Freedom 100 Emerging Markets ETF
Schedule of Investments
June 30, 2021 (Unaudited)

Shares		Value
COMMON STOCKS — 98.7%
Brazil — 3.8%
87,996	B3 S.A. — Brasil Bolsa Balcao	$296,339
30,154	Banco Santander Brasil S.A. ADR	247,263
38,996	Magazine Luiza S.A.	165,822
12,824	Natura & Co. Holding S.A. (a)	145,649
3,330	Rede D'Or Sao Luiz S.A.	46,410
9,324	Suzano S.A. (a)	112,290
49,156	Vale S.A.	1,117,173
18,316	WEG S.A.	123,879
		2,254,825
Chile — 16.9%
17,679,480	Banco de Chile	1,745,102
18,481	Banco de Credito e Inversiones S.A.	780,143
545,414	Cencosud S.A.	1,085,124
719	Cia Cervecerias Unidas S.A. ADR	14,481
7,191,178	Cia Sud Americana de Vapores S.A.	620,816
3,189,553	Colbun S.A.	445,649
434,402	Empresas CMPC S.A.	1,035,149
152,576	Empresas COPEC S.A.	1,502,096
336,262	Falabella S.A.	1,496,762
29,698	Sociedad Quimica y Minera de Chile S.A. ADR	1,405,606
		10,130,928
Indonesia — 5.7%
1,356,884	Adaro Energy Tbk PT	112,762
924,928	Bank Central Asia Tbk PT	1,921,618
2,396,003	Barito Pacific Tbk PT	141,282
114,329	Chandra Asri Petrochemical Tbk PT	77,468
721,990	Charoen Pokphand Indonesia Tbk PT	311,203
44,660	Gudang Garam Tbk PT (a)	136,136
188,036	Indah Kiat Pulp & Paper Tbk PT	96,612
1,836,276	Kalbe Farma Tbk PT	177,296
996,556	Merdeka Copper Gold Tbk PT (a)	202,060
2,328,520	Sarana Menara Nusantara Tbk PT	199,129
		3,375,566
Malaysia — 3.9%
275,984	Dialog Group Bhd	192,122
167,158	DiGi.Com Bhd	166,292
75,820	Hartalega Holdings Bhd	134,235
31,154	Hong Leong Bank Bhd	140,480
22,994	Kuala Lumpur Kepong Bhd	112,768
420,493	MR DIY Group M Bhd	363,620
26,324	PPB Group Bhd	116,037
151,986	Press Metal Aluminium Holdings Bhd	174,995
683,164	Public Bank Bhd	676,335
268,487	Top Glove Corp. Bhd	269,683
		2,346,567

Mexico — 4.7%
998,901	America Movil S.A.B. de C.V.	$751,656
40,095	Arca Continental S.A.B. de C.V.	232,034
30,290	Becle S.A.B. de C.V.	80,048
609	Cemex S.A.B. de C.V. ADR (a)	5,116
5,120	Fomento Economico Mexicano S.A.B. de C.V. ADR	432,691
89,508	Grupo Bimbo S.A.B. de C.V.	197,121
23,312	Grupo Carso S.A.B. de C.V.	72,576
3,156	Grupo Elektra S.A.B. de C.V.	255,469
1,449	Grupo Financiero Banorte S.A.B. de C.V.	9,330
157,748	Grupo Mexico S.A.B. de C.V.	743,554
		2,779,595
Philippines — 4.5%
20,213	Ayala Corp.	331,259
115,294	Bank of the Philippine Islands	209,497
123,598	BDO Unibank, Inc.	286,619
2,225	Globe Telecom, Inc.	83,868
99,941	International Container Terminal Services, Inc.	335,150
246,136	JG Summit Holdings, Inc.	313,374
16,143	Manila Electric Co.	91,669
156,573	Metropolitan Bank & Trust Co.	156,204
6,344	PLDT, Inc.	168,038
36,350	SM Investments Corp.	744,276
		2,719,954
Poland — 14.3%
21,770	Asseco Poland S.A.	440,481
76,232	Bank Polska Kasa Opieki S.A. (a)	1,859,317
15,724	CCC S.A. (a)	463,307
28,736	CD Projekt S.A.	1,394,371
108,129	Cyfrowy Polsat S.A.	849,038
20,408	Dino Polska S.A. (a)	1,498,085
5,397	KRUK S.A.	355,554
430	LPP S.A.	1,451,377
1,368	Mercator Medical S.A. (a)	93,927
1,420	TEN Square Games S.A.	183,598
		8,589,055
Republic of Korea — 17.6%
2,679	Celltrion, Inc. (a)	638,735
2,490	Hyundai Motor Co.	529,552
5,828	Kakao Corp.	843,550
882	LG Chem Ltd.	665,719
222	LG Household & Health Care Ltd.	347,346
3,080	NAVER Corp.	1,141,855
390	Samsung Biologics Co., Ltd. (a)	291,249
58,039	Samsung Electronics Co., Ltd.	4,159,080
986	Samsung SDI Co., Ltd.	611,134
11,632	SK Hynix, Inc.	1,316,947
		10,545,167

South Africa — 7.1%
17,047	AngloGold Ashanti Ltd. ADR	$316,733
4,165	Capitec Bank Holdings Ltd.	491,890
207,275	FirstRand Ltd.	777,862
36,340	Gold Fields Ltd. ADR	323,426
26,234	Impala Platinum Holdings Ltd.	432,622
67,040	MTN Group Ltd. (a)	484,632
14,188	Northam Platinum Ltd. (a)	215,533
74,176	Sanlam Ltd.	318,780
107,876	Sibanye Stillwater Ltd.	450,692
48,372	Standard Bank Group Ltd.	432,265
		4,244,435
Taiwan — 20.2%
388,885	Cathay Financial Holding Co., Ltd.	752,298
2,178	Chunghwa Telecom Co., Ltd.	8,911
71,120	Delta Electronics, Inc.	773,418
51,631	Formosa Petrochemical Corp.	197,352
187,470	Formosa Plastics Corp.	693,025
286,477	Fubon Financial Holding Co., Ltd.	759,826
431,184	Hon Hai Precision Industry Co., Ltd.	1,733,247
54,612	MediaTek, Inc.	1,885,572
36,477	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	4,383,076
480,669	United Microelectronics Corp.	916,053
		12,102,778
	TOTAL COMMON STOCKS (Cost $53,716,182)	59,088,870

PREFERRED STOCKS — 0.7%
Brazil — 0.7%
45,092	Banco Bradesco S.A.	231,322
35,496	Itau Unibanco Holding S.A.	213,331
		444,653
	TOTAL PREFERRED STOCKS (Cost $383,193)	444,653

MONEY MARKET FUNDS — 0.5%
289,243	First American Government Obligations Fund — Class X, 0.03% (b)	289,243
	TOTAL MONEY MARKET FUNDS (Cost $289,243)	289,243

	TOTAL INVESTMENTS (Cost $54,388,618) — 99.9%	59,822,766
	Other Assets in Excess of Liabilities — 0.1%	62,029
	TOTAL NET ASSETS — 100.0%	$59,884,795

Percentages are stated as a percent of net assets.

ADR — American Depository Receipt

(a)	Non-Income producing security.
(b)	Rate shown is the 7-day effective yield.

FREEDOM 100 EMERGING MARKETS ETF

NOTES TO FINANCIAL STATEMENTS

June 30, 2021 (Unaudited)

NOTE 1 — ORGANIZATION

Freedom 100 Emerging Markets ETF (the “Fund”) is a series of the Alpha Architect ETF Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund commenced operations on May 23, 2019. The Fund is considered non-diversified under the 1940 Act. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. The Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services- Investment Companies. The Fund’s investment objective is to seek to track the total return performance, before fees and expenses, of its index, the Life + Liberty Freedom 100 Emerging Markets Index.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If on a particular day an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Securities for which quotations are not readily available are valued by a committee established by the Trust’s Board of Trustees (the “Board”) in accordance with procedures established by the Board. This “fair valuation” process is designed to value the subject security at the price the Trust would reasonably expect to receive upon its current sale. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of “fair value” pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of June 30, 2021, the Fund did hold not hold any “fair valued” securities.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of the Fund’s investments as of June 30, 2021:

Description	Level 1	Level 2	Level 3	Total
Freedom 100 Emerging Markets ETF
Assets*
Common Stocks	$59,088,871	$—	$—	$59,088,871
Preferred Stocks	444,653	—	—	444,653
Money Market Funds	289,243	—	—	289,243
Total Investments in Securities	$59,822,767	$—	$—	$59,822,767
*	For further detail on each asset class, see the Schedule of Investments

During the fiscal period ended June 30, 2021, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.